UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard       Rancho Santa Fe, CA          05/09/2011
      -----------------       -------------------          ----------
         [Signature]            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           18
                                         -----------

Form 13F Information Table Value Total:  $   109,541
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
AUTOMATIC DATA
  PROCESSING IN            COM             053015103      1915     37320             SOLE        NONE         4150      N/A    33170
AMERICAN EXPRESS CO        COM             025816109      4318     95921             SOLE        NONE        28700      N/A    67221
BEST BUY INC               COM             086516101      2754     96370             SOLE        NONE        10600      N/A    85770
BERKSHIRE HATHAWAY INC
  DEL                      CL A            084670108      1002         8             SOLE        NONE            5      N/A        3
BERKSHIRE HATHAWAY INC
  DEL                      CL B            084670702     21539    257553             SOLE        NONE        67250      N/A   190303
CB RICHARD ELLIS GROUP
  INC                      CL A            12497T101       693     25943             SOLE        NONE                   N/A    25943
CNA FINL CORP              COM             126117100     11285    381904             SOLE        NONE       102300      N/A   279604
BARRY R G CORP OHIO        COM             068798107     15224   1163011             SOLE        NONE       243048      N/A   919963
DECORATOR INDS INC         COM PAR $0.20   243631207         7     10000             SOLE        NONE        10000      N/A
ENERGIZER HLDGS INC        COM             29266R108      9482    133246             SOLE        NONE        18150      N/A   115096
GOLDMAN SACHS GROUP INC    COM             38141G104     13695     86351             SOLE        NONE        12300      N/A    74051
JAMBA INC                  COM             47023A101        54     24710             SOLE        NONE                   N/A    24710
JOHNSON & JOHNSON          COM             478160104      4043     68242             SOLE        NONE         9775      N/A    58467
MARKEL CORP                COM             570535104       290       700             SOLE        NONE          700      N/A
OFFICE DEPOT INC           COM             676220106        46     10000             SOLE        NONE        10000      N/A
STARBUCKS CORP             COM             855244109     17566    475388             SOLE        NONE        74400      N/A   400988
US BANCORP DEL             COM NEW         902973304      3301    124882             SOLE        NONE        34200      N/A    90682
WELLS FARGO & CO           COM             949746101      2327     73678             SOLE        NONE         9100      N/A    64578